Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Formation and operating costs	$ 2,816,519	$ 182,580	$ 3,163,276	$ 566,903	$ 870,821	$ 676,318
Loss from operations	(2,816,519)	(182,580)	(3,163,276)	(566,903)	(870,821)	(676,318)
Other Income:
Interest income on investments held in trust account	165,168	684,600	543,988	1,893,221	2,674,089	3,580,311
Unrealized loss on investments held in trust account				(92,316)	(92,316)
Bank interest income	1	1	2	6	7	181
Total other income	165,169	684,601	543,990	1,800,911	2,581,780	3,580,492
Net income	$ (2,651,350)	$ 502,021	$ (2,619,286)	$ 1,234,008	$ 1,710,959	$ 2,904,174
Redeemable Common Stock [Member]
Other Income:
Weighted average common stock outstanding, basic	1,574,356	4,725,829	1,574,356	4,725,829	4,622,502	6,870,217
Weighted average common stock outstanding, diluted	1,574,356	4,725,829	1,574,356	4,725,829	4,622,502	6,870,217
Basic net income per share	$ (0.63)	$ 0.13	$ (0.33)	$ 0.33	$ 0.47	$ 0.45
Diluted net income per share	$ (0.63)	$ 0.13	$ (0.33)	$ 0.33	$ 0.47	$ 0.45
Non redeemable Common Stock [Member]
Other Income:
Weighted average common stock outstanding, basic	2,280,500	2,280,500	2,280,500	2,280,500	2,280,500	2,280,500
Weighted average common stock outstanding, diluted	2,280,500	2,280,500	2,280,500	2,280,500	2,280,500	2,280,500
Basic net income per share	$ (0.73)	$ (0.06)	$ (0.92)	$ (0.14)	$ (0.21)	$ (0.09)
Diluted net income per share	$ (0.73)	$ (0.06)	$ (0.92)	$ (0.14)	$ (0.21)	$ (0.09)